Related party transactions - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Accounts payable and accrued liabilities	$ 0.0	$ 0.0
Amounts payable, related party transactions	$ 1.2	$ 1.1